Derivative Contracts - Effects of Derivative Contracts in Condensed Consolidated Financial Statements (Parenthetical) (Detail)	Sep. 30, 2013 Contract	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Open metal contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts - assets	361	208	88
Number of contacts - liabilities	406	85	151
Open electricity contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts - assets	10	17	6
Number of contacts - liabilities	14	1	8
Open natural gas contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts - assets		6
Number of contacts - liabilities	4		31
Interest rate cap agreements [Member]
Derivatives, Fair Value [Line Items]
Number of contracts - assets		2	2